Leases - Summary of lease cost (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease cost
Operating lease cost	$ 2,496	$ 3,053	$ 6,665	$ 3,097
Short-term Lease Cost	0	0	0	0
Variable lease cost	357	272	844	271
Finance lease cost, amortization of lease assets	8	77	152	361
Finance lease cost, interest on lease liabilities	1	5	7	20
Total finance lease cost	$ 9	$ 82	$ 159	$ 381